CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,517)		$ (11,484)	$ (2,431)
Adjustments required to reconcile loss to net cash provided by (used in) operating activities:
Depreciation and amortization	87		$ 33	$ 39
Loss from disposal of fixed assets	15
Changes in marketable securities, net	57		$ 550	$ 255
Changes in accrued liability for employee severance benefits, net of retirement fund profit	35		81	69
Share-based compensation	1,777		197	505
Non cash finance expenses (income), net	(8)		9,925	1,203
Changes in operating asset and liabilities:
Decrease (increase) in trade and other receivable	140		(338)	(338)
Decrease (increase) in other non-current assets	(1)		(24)	6
Increase in accounts payable and accruals	1,917		346	920
Net cash provided by (used in) operating activities	(12,498)		(714)	228
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	$ (500)		$ (219)	(1)
Amounts funded in respect of employee rights upon retirement				$ (34)
Investment in bank deposits	$ (28,000)
Purchase of marketable securities	(72,518)		$ (11,107)
Proceeds from sale and maturity of marketable securities	22,502		3,977
Net cash used in investing activities	$ (78,516)		$ (7,349)	$ (35)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loans together with ordinary shares				$ 1,500
Proceeds from issuance of Preferred A shares and warrants, net of issuance costs			$ 8,157
Proceeds from issuance of ordinary shares through public offerings, net of issuance costs	$ 64,202		$ 41,092
Proceeds from exercise of warrants	2,285
Proceeds from exercise of options	$ 344
Long-term bank borrowings			$ 102
Payments in respect of bank borrowings	$ (30)		(12)
Net cash provided by financing activities	66,801		49,339	$ 1,500
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (24,213)		41,276	1,693
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS		[1]	(15)	(80)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	$ 43,008		1,747	134
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 18,795		43,008	$ 1,747
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Conversion of convertible loans into Preferred A Shares and warrants			8,096
Conversion of Preferred A Shares into Ordinary Shares			13,438
Conversion of warrants from preferred A warrants to Ordinary Share warrants			$ 8,494
Cashless exercise of warrants	$ 4
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for taxes	$ 16

[1]	Represents an amount of less than $1.